UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07896
                                                     ---------

                        Gabelli Global Series Funds, Inc.
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                          MARKET
   AMOUNT                                            VALUE*
  ---------                                         -------
              CONVERTIBLE CORPORATE BONDS -- 72.8%
              AGRICULTURE -- 1.3%
$  100,000    Bunge Ltd. Financial Corp., Cv.,
                3.750%, 11/15/22 .................$   164,250
                                                  -----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 5.8%
40,000,000(b) Futaba Industrial Co. Ltd., Cv.,
                Zero Coupon, 09/30/09 ............    432,625
   125,000    Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 .................    111,250
20,000,000(b) Suzuki Motor Corp., Cv.,
                Zero Coupon, 03/31/10 ............    208,608
                                                  -----------
                                                      752,483
                                                  -----------
              BUSINESS SERVICES -- 1.5%
   126,600(c) SR Teleperformance, Cv.,
                3.250%, 01/01/08 .................    195,205
                                                  -----------
              COMMUNICATIONS EQUIPMENT -- 5.8%
   450,000    Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09 .................    452,250
   250,000    Cypress Semiconductor Corp.,
                Sub. Deb. Cv.,
                1.250%, 06/15/08 .................    293,438
                                                  -----------
                                                      745,688
                                                  -----------
              CONSUMER PRODUCTS -- 1.7%
   170,000    Church & Dwight Co. Inc., Deb. Cv.,
                5.250%, 08/15/33 .................    226,950
                                                  -----------
              DIVERSIFIED INDUSTRIAL -- 1.7%
   400,000    Roper Industries Inc., Cv.,
                1.481%, 01/15/34 .................    220,500
                                                  -----------
              ELECTRONICS -- 10.2%
   250,000    Asia Optical Co., Cv.,
                Zero Coupon, 10/14/08 ............    280,082
40,000,000(b) Hamamatsu Photonics KK, Cv.,
                Zero Coupon, 09/30/09 ............    426,273
   300,000    Hon Hai Precision Industry
                Co. Ltd., Cv.,
                Zero Coupon, 08/08/08 ............    414,300
10,000,000(b) Ibiden Co. Ltd., Cv.,
                Zero Coupon, 09/30/14 ............    200,387
                                                  -----------
                                                    1,321,042
                                                  -----------
              ENERGY AND UTILITIES -- 1.7%
   100,000    Cal Dive International Inc., Cv.,
                3.250%, 12/15/25 .................    126,375
   100,000    Hanover Compressor Co., Cv.,
                4.750%, 03/15/08 .................     95,875
                                                  -----------
                                                      222,250
                                                  -----------
              ENTERTAINMENT -- 1.2%
   200,000    Liberty Media Corp., Deb. Cv.,
                3.250%, 03/15/31 (a) .............    156,000
                                                  -----------

  PRINCIPAL                                          MARKET
   AMOUNT                                            VALUE*
  ---------                                         -------
              EQUIPMENT AND SUPPLIES -- 2.6%
$  275,000    Cooper Cameron Corp., Cv.,
                1.500%, 05/15/24 .................$   332,063
                                                  -----------
              FINANCIAL SERVICES -- 11.0%
   200,000(c) Bank Austria Creditanstalt, Cv.,
                1.250%, 01/15/07 .................    328,117
   100,000(d) Forester Ltd., Cv.,
                3.750%, 11/12/09 .................    239,135
15,000,000(b) Lopro Corp., Cv.,
                Zero Coupon, 11/06/06 ............    167,694
30,000,000(b) Mie Bank Ltd., Sub. Deb. Cv.,
                1.800%, 09/29/06 .................    321,089
   250,000    Repcon Luxembourg SA, Cv.,
                4.500%, 01/26/11 .................    361,514
                                                  -----------
                                                    1,417,549
                                                  -----------
              HEALTH CARE -- 10.3%
   375,000    Fisher Scientific International Inc.,
                Sub. Deb. Cv.,
                3.250%, 03/01/24 .................    382,500
   250,000    LabOne Inc., Cv., 3.500%,
                06/15/34 .........................    315,000
   250,000    Manor Care Inc., Cv.,
                2.625%, 04/15/23 .................    325,000
20,000,000(b) Rohto Pharmaceutical Co., Cv.,
                Zero Coupon, 09/30/08 ............    316,772
                                                  -----------
                                                    1,339,272
                                                  -----------
              HOTELS AND GAMING -- 3.5%
   200,000(d) Hilton Group Finance
                Jersey Ltd., Cv.,
                3.375%, 10/02/10 .................    447,344
                                                  -----------
              METALS AND MINING -- 2.6%
   300,000    Agnico-Eagle Mines Ltd.,
                Sub. Deb. Cv.,
                4.500%, 02/15/12 .................    333,375
                                                  -----------
              REAL ESTATE -- 6.3%
20,000,000(b) Heiwa Real Estate, Cv.,
                Zero Coupon, 06/24/08 ............    218,904
30,000,000(b) Kyoritsu Maintenance Co. Ltd., Cv.,
                Zero Coupon, 09/30/09 ............    305,946
26,000,000(b) Mitsui Fudosan Co. Ltd., Cv.,
                Zero Coupon, 07/30/10 ............    295,262
                                                  -----------
                                                      820,112
                                                  -----------
              TELECOMMUNICATIONS -- 5.6%
   150,000(d) Cable & Wireless plc, Cv.,
                4.000%, 07/16/10 .................    300,185
   225,000    Harris Corp., Deb. Cv.,
                3.500%, 08/15/22 .................    423,000
                                                  -----------
                                                      723,185
                                                  -----------
              TOTAL CONVERTIBLE CORPORATE BONDS ..  9,417,268
                                                  -----------
              CORPORATE BONDS -- 1.6%
              DIVERSIFIED INDUSTRIAL -- 1.6%
   197,518(c) Elektrim Finance BV,
                2.000%, 12/15/05 .................    210,088
                                                  -----------

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
   SHARES                                            VALUE*
  ---------                                         -------
              CONVERTIBLE PREFERRED STOCKS -- 25.6%
              AUTOMOTIVE -- 1.5%
    11,000    General Motors Corp.,
                5.250% Cv. Pfd., Ser. B ..........$   190,080
                                                  -----------
              BROADCASTING -- 3.4%
    10,000    Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A ..........    434,750
                                                  -----------
              ENERGY AND UTILITIES -- 8.0%
     1,000    Arch Coal Inc.,
                5.000% Cv. Pfd. ..................    163,450
     2,000    Chesapeake Energy Corp.,
                5.000% Cv. Pfd. (a) ..............    331,000
     4,000    FPL Group Inc.,
                8.000% Cv. Pfd., Ser. B ..........    284,600
     5,000    Hanover Compressor Capital Trust,
                7.250% Cv. Pfd. ..................    255,000
                                                  -----------
                                                    1,034,050
                                                  -----------
              FINANCIAL SERVICES -- 3.0%
     2,000    Doral Financial Corp.,
                4.750% Cv. Pfd. ..................    319,000
     1,500    Sovereign Bancorp Inc.,
                4.375% Cv. Pfd. ..................     66,750
                                                  -----------
                                                      385,750
                                                  -----------
              HEALTH CARE -- 2.8%
     5,000    Omnicare Inc.,
                4.000% Cv. Pfd., Ser. B ..........    365,000
                                                  -----------
              METALS AND MINING -- 2.7%
       320    Freeport-McMoRan Copper &
                Gold Inc.,
                5.500% Cv. Pfd. ..................    354,240
                                                  -----------
              PAPER AND FOREST PRODUCTS -- 0.8%
     2,000    Amcor Ltd.,
                7.250% Cv. Pfd. ..................    105,510
                                                  -----------
              TELECOMMUNICATIONS -- 3.4%
    10,000    Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ..........    437,000
                                                  -----------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS .................  3,306,380
                                                  -----------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $11,737,677) ...............$12,933,736
                                                  ===========

----------------
              For Federal tax purposes:
              Aggregate cost .....................$11,737,677
                                                  ===========
              Gross unrealized appreciation ......$ 1,564,817
              Gross unrealized depreciation ......   (368,758)
                                                  -----------
              Net unrealized appreciation
                (depreciation) ...................$ 1,196,059
                                                  ===========
----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the market value of Rule 144A securities amounted to $487,000 or 3.77% of total investments. These securities have been deemed by the Board of Directors to be liquid securities.
(b)  Principal amount denoted in Japanese Yen.
(c)  Principal amount denoted in Euros.
(d)  Principal amount denoted in British Pounds.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                        MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE      VALUE
--------------------------             --------   --------
North America .........................  55.3%  $ 7,158,695
Japan .................................  22.4     2,893,561
Europe ................................  16.1     2,081,587
Asia/Pacific ..........................   6.2       799,893
                                        ------  -----------
                                        100.0%  $12,933,736
                                        ======  ===========

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
              COMMON STOCKS -- 98.9%
              AEROSPACE -- 1.6%
     8,358    Northrop Grumman Corp. .............$    454,257
    25,000    United Technologies Corp. ..........   1,296,000
                                                  ------------
                                                     1,750,257
                                                  ------------
              BROADCASTING -- 1.4%
    10,000    Lagardere SCA ......................     709,693
     5,200    Nippon Television Network Corp. ....     800,247
                                                  -----------
                                                     1,509,940
                                                  ------------
              BUILDING AND CONSTRUCTION -- 3.9%
    20,000    CRH plc ............................     542,035
    15,000    Fomento de Construcciones y
                Contratas SA .....................     893,997
    10,000    Koninklijke BAM Groep NV ...........     918,214
    50,000    Sekisui House Ltd. .................     612,668
    10,000    Technip SA .........................     591,791
    15,000    Wienerberger AG ....................     591,130
                                                  ------------
                                                     4,149,835
                                                  ------------
              BUSINESS SERVICES -- 1.8%
     6,500    Getty Images Inc.+ .................     559,260
     2,800    Hakuhodo Dy Holdings Inc. ..........     185,729
    10,000    SAP AG, ADR ........................     433,300
    16,000    Secom Co. Ltd. .....................     769,556
                                                  ------------
                                                     1,947,845
                                                  ------------
              CABLE AND SATELLITE -- 0.4%
    12,250    Rogers Communications Inc., Cl. B ..     482,202
                                                  ------------
              CHEMICALS AND ALLIED PRODUCTS -- 0.5%
    13,000    Shin-Etsu Chemical Co. Ltd. ........     566,860
                                                  ------------
              COMPUTER SOFTWARE AND SERVICES -- 6.6%
    25,000    Adobe Systems Inc. .................     746,250
    50,000    Cisco Systems Inc.+ ................     896,500
    20,000    Dell Inc.+ .........................     684,000
     9,000    Electronic Arts Inc.+ ..............     512,010
    40,000    EMC Corp.+ .........................     517,600
     3,200    Google Inc., Cl. A+ ................   1,012,672
    50,000    Microsoft Corp. ....................   1,286,500
    15,000    NAVTEQ Corp.+ ......................     749,250
    20,000    Yahoo! Inc.+ .......................     676,800
                                                  ------------
                                                     7,081,582
                                                  ------------
              CONSUMER PRODUCTS -- 4.6%
     9,924    Altadis SA .........................     444,526
     7,000    Christian Dior SA ..................     577,549
    15,314    Compagnie Financiere Richemont
                AG, Cl. A ........................     606,267
    17,247    Gallaher Group plc .................     267,697
     6,000    Harman International
                Industries Inc. ..................     613,620
    27,000    Luxottica Group SpA ................     671,065
    20,000    Procter & Gamble Co. ...............   1,189,200
     4,000    Swatch Group AG, Cl. B .............     550,925
                                                  ------------
                                                     4,920,849
                                                  ------------
              CONSUMER SERVICES -- 0.8%
    20,000    eBay Inc.+ .........................     824,000
                                                  ------------
              DIVERSIFIED INDUSTRIAL -- 5.1%
    10,000    3M Co. .............................     733,600
    25,000    Bouygues SA ........................   1,161,889
    60,000    General Electric Co. ...............   2,020,200
     9,000    ITT Industries Inc. ................   1,022,400
    10,000    Rockwell Automation Inc. ...........     529,000
                                                  ------------
                                                     5,467,089
                                                  ------------
              ELECTRONICS -- 4.4%
    15,000    Broadcom Corp., Cl. A+ .............     703,650
    25,000    Intel Corp. ........................     616,250

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
    30,000    Linear Technology Corp. ............$  1,127,700
    20,000    Microchip Technology Inc. ..........     602,400
     1,070    Samsung Electronics Co. Ltd. .......     602,933
    20,000    Texas Instruments Inc. .............     678,000
     8,000    Tokyo Electron Ltd. ................     424,947
                                                  ------------
                                                     4,755,880
                                                  ------------
              ENERGY AND UTILITIES -- 8.4%
    10,000    Baker Hughes Inc. ..................     596,800
     8,000    BP plc, ADR ........................     566,800
     4,266    ConocoPhillips .....................     298,236
    11,172    Devon Energy Corp. .................     766,846
     8,998    Eni SpA ............................     267,220
     4,000    Eni SpA, ADR .......................     592,400
    10,000    Equitable Resources Inc. ...........     390,600
    10,000    Murphy Oil Corp. ...................     498,700
     6,000    Occidental Petroleum Corp. .........     512,580
    10,288    Pioneer Natural Resources Co. ......     565,017
    15,000    Repsol YPF SA ......................     486,029
     9,500    Schlumberger Ltd. ..................     801,610
    10,000    Suncor Energy Inc. .................     605,300
     2,063    Total SA ...........................     563,076
     4,000    Total SA, ADR ......................     543,280
    15,000    Transocean Inc.+ ...................     919,650
                                                  ------------
                                                     8,974,144
                                                  ------------
              ENTERTAINMENT -- 3.0%
    90,000    Publishing & Broadcasting Ltd. .....   1,131,091
    60,239    Time Warner Inc. ...................   1,090,928
    30,180    Vivendi Universal SA ...............     985,144
                                                  ------------
                                                     3,207,163
                                                  ------------
              EQUIPMENT AND SUPPLIES -- 2.5%
    20,000    Ingersoll-Rand Co. Ltd., Cl. A .....     764,600
     2,600    Keyence Corp. ......................     653,665
     2,500    Vallourec SA .......................   1,218,376
                                                  ------------
                                                     2,636,641
                                                  ------------
              FINANCIAL SERVICES -- 13.3%
    27,000    77 Bank Ltd. .......................     198,362
     5,500    Allianz AG .........................     742,588
    10,000    American Express Co. ...............     574,400
    60,000    Anglo Irish Bank Corp. plc .........     817,018
    30,000    Australia & New Zealand
                Banking Group Ltd. ...............     549,073
    30,000    Aviva plc ..........................     329,388
    29,039    Bank of Ireland, Ireland ...........     458,942
    10,000    Bank of Ireland, London ............     157,443
    24,000    Citigroup Inc. .....................   1,092,480
    10,000    Goldman Sachs Group Inc. ...........   1,215,800
    15,000    HSBC Holdings plc, ADR .............   1,218,450
    11,914    Irish Life & Permanent plc .........     216,931
    20,000    Lloyds TSB Group plc ...............     164,738
    19,895    Merrill Lynch & Co. Inc. ...........   1,220,558
        50    Mitsubishi UFJ Financial
                Group Inc. .......................     656,272
    79,500    Nikko Cordial Corp. ................     919,516
    35,000    Standard Chartered plc .............     754,991
    15,000    State Street Corp. .................     733,800
    15,000    UBS AG, New York ...................   1,282,500
     2,000    UBS AG, Switzerland ................     169,943
    33,000    Westpac Banking Corp. ..............     531,000
    16,000    Yamaguchi Bank Ltd. ................     207,329
                                                  ------------
                                                    14,211,522
                                                  ------------
              FOOD AND BEVERAGE -- 7.5%
    53,000    Ajinomoto Co. Inc. .................     557,453
    60,000    Cadbury Schweppes plc ..............     605,333
    18,996    Coca-Cola Hellenic
                Bottling Co. SA ..................     550,668

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
   150,000    Davide Campari-Milano SpA ..........$  1,124,932
    77,000    Diageo plc .........................   1,106,868
     6,000    Diageo plc, ADR ....................     348,060
    12,000    General Mills Inc. .................     578,400
     3,000    Nestle SA ..........................     878,298
    20,000    PepsiCo Inc. .......................   1,134,200
     3,760    Pernod-Ricard SA ...................     663,835
    10,000    Starbucks Corp.+ ...................     501,000
                                                  ------------
                                                     8,049,047
                                                  ------------
              HEALTH CARE -- 14.5%
    19,000    Amgen Inc.+ ........................   1,513,730
    10,000    Caremark Rx Inc.+ ..................     499,300
     5,000    Edwards Lifesciences Corp.+ ........     222,050
    10,000    Eli Lilly & Co. ....................     535,200
    12,000    Genentech Inc.+ ....................   1,010,520
    10,000    Genzyme Corp.+ .....................     716,400
    40,000    GlaxoSmithKline plc ................   1,017,355
    15,000    Hisamitsu Pharmaceutical Co. Inc. ..     400,370
    20,000    Medtronic Inc. .....................   1,072,400
    20,000    Novartis AG ........................   1,014,252
     6,200    Roche Holding AG ...................     861,118
    15,530    Sanofi-Aventis .....................   1,283,201
    40,000    Smith & Nephew plc .................     335,826
    10,000    St. Jude Medical Inc.+ .............     468,000
     2,400    Straumann Holding AG ...............     642,849
    20,000    Stryker Corp. ......................     988,600
     4,800    Synthes Inc. .......................     561,369
    13,000    Takeda Pharmaceutical Co. Ltd. .....     774,137
    15,000    Varian Medical Systems Inc.+ .......     592,650
    15,000    Zimmer Holdings Inc.+ ..............   1,033,350
                                                  ------------
                                                    15,542,677
                                                  ------------
              HOTELS AND GAMING -- 0.8%
     8,550    Greek Organization of Football
                Prognostics SA ...................     265,527
   102,011    Hilton Group plc ...................     565,868
                                                  ------------
                                                       831,395
                                                  ------------
              MACHINERY -- 1.7%
    10,000    Caterpillar Inc. ...................     587,500
    10,000    Deere & Co. ........................     612,000
     5,000    SMC Corp. ..........................     665,521
                                                  ------------
                                                     1,865,021
                                                  ------------
              METALS AND MINING -- 6.0%
    20,000    BHP Billiton plc ...................     323,127
    25,404    Freeport-McMoRan Copper &
                Gold Inc., Cl. B .................   1,234,380
    61,026    Gold Fields Ltd., ADR ..............     886,708
    23,473    Newmont Mining Corp. ...............   1,107,221
    22,614    Peabody Energy Corp. ...............   1,907,491
    16,000    Rio Tinto plc ......................     654,155
    11,000    Xstrata plc ........................     285,011
                                                  ------------
                                                     6,398,093
                                                  ------------
              RETAIL -- 6.3%
    15,000    Bed Bath & Beyond Inc.+ ............     602,700
    15,000    Best Buy Co. Inc. ..................     652,950
    20,000    Coach Inc.+ ........................     627,200
    25,000    Matsumotokiyoshi Co. Ltd. ..........     812,632
    24,000    Seven & I Holdings Co. Ltd.+ .......     794,926
    23,000    Tiffany & Co. ......................     914,710
    10,000    Wal-Mart Stores Inc. ...............     438,200
    19,000    Walgreen Co. .......................     825,550
     8,000    Whole Foods Market Inc. ............   1,075,600
                                                  ------------
                                                     6,744,468
                                                  ------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
              TELECOMMUNICATIONS -- 1.9%
       115    KDDI Corp. .........................$    648,344
    25,000    TDC A/S ............................   1,344,768
                                                  ------------
                                                     1,993,112
                                                  ------------
              WIRELESS COMMUNICATIONS -- 1.9%
   350,000    O2 plc .............................     973,834
    15,000    QUALCOMM Inc. ......................     671,250
    35,000    Telefonica Moviles SA ..............     388,258
                                                  ------------
                                                     2,033,342
                                                  ------------
              TOTAL COMMON STOCKS ................ 105,942,964
                                                  ------------
              WARRANTS -- 0.0%
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    15,375    Diversinet Corp.+ (a)(b) ...........           0
                                                  ------------
 PRINCIPAL
  AMOUNT
 ---------
              U.S. GOVERNMENT OBLIGATIONS -- 1.1%
$1,164,000    U.S. Treasury Bills,
                3.384% to 3.508%++,
                11/17/05 to 12/29/05 .............   1,157,267
                                                  ------------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $86,764,209) .................$107,100,231
                                                  ============
----------------
              For Federal tax purposes:
              Aggregate cost .....................$ 86,764,209
                                                  ============
              Gross unrealized appreciation ......$ 21,805,794
              Gross unrealized depreciation ......  (1,469,772)
                                                  ------------
              Net unrealized appreciation
                 (depreciation) ..................$ 20,336,022
                                                  ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2005, the market value of fair valued securities amounted to $0 or 0.00% of total investments.
 (b) At September 30, 2005, the Fund held restricted and illiquid securities amounting to $0.00 or 0.00% of net assets, which was valued under methods approved by the Board, as follows:
                                                                     09/30/05
                                                                     CARRYING
ACQUISITION                               ACQUISITION  ACQUISITION    VALUE
  SHARES     ISSUER                          DATE        COST        PER UNIT
  ------     ------                       -----------  -----------   --------
 15,375      Diversinet Corp. Warrants      03/28/02      $0.00       $0.0000

 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                        MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE         VALUE
--------------------------             --------      --------
North America .........................  50.4%    $ 53,975,186
Europe ................................  34.6       37,091,457
Japan .................................  10.0       10,648,533
Asia/Pacific ..........................   2.6        2,814,097
Latin America .........................   1.6        1,684,250
South Africa ..........................   0.8          886,708
                                        ------    ------------
                                        100.0%    $107,100,231
                                        ======    ============

THE GABELLI GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
              COMMON STOCKS -- 91.7%
              AEROSPACE -- 2.4%
     3,000    L-3 Communications Holdings Inc. ...$    237,210
     5,500    Lockheed Martin Corp. ..............     335,720
                                                  ------------
                                                       572,930
                                                  ------------
              AVIATION: PARTS AND SERVICES -- 1.7%
     7,400    Precision Castparts Corp. ..........     392,940
                                                  ------------
              BROADCASTING -- 1.8%
    20,000    Mediaset SpA .......................     236,645
     5,000    Modern Times Group, Cl. B+ .........     188,286
                                                  ------------
                                                       424,931
                                                  ------------
              BUILDING AND CONSTRUCTION -- 4.0%
    22,000    Aica Kogyo Co. Ltd. ................     276,551
    24,125    CRH plc ............................     653,829
                                                  ------------
                                                       930,380
                                                  ------------
              BUSINESS SERVICES -- 1.1%
    17,000    Sohgo Security Services Co. Ltd. ...     248,890
                                                  ------------
              CABLE AND SATELLITE -- 2.7%
     7,000    Cablevision Systems Corp., Cl. A+ ..     214,690
    10,500    Rogers Communications Inc., Cl. B ..     414,225
                                                  ------------
                                                       628,915
                                                  ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.7%
       700    Google Inc., Cl. A+ ................     221,522
     9,000    Microsoft Corp. ....................     231,570
     5,000    Yahoo! Inc.+ .......................     169,200
                                                  ------------
                                                       622,292
                                                  ------------
              CONSUMER PRODUCTS -- 8.7%
     7,000    Altadis SA .........................     313,551
     8,000    Christian Dior SA ..................     660,056
    15,000    Compagnie Financiere Richemont
                AG, Cl. A ........................     593,836
     8,500    Escada AG+ .........................     236,494
     4,000    Procter & Gamble Co. ...............     237,840
                                                  ------------
                                                     2,041,777
                                                  ------------
              DIVERSIFIED INDUSTRIAL -- 2.5%
     7,000    Bouygues SA ........................     325,329
     8,000    General Electric Co. ...............     269,360
                                                  ------------
                                                       594,689
                                                  ------------
              ELECTRONICS -- 1.4%
     4,400    Linear Technology Corp. ............     165,396
     2,000    Rohm Co. Ltd. ......................     173,538
                                                  ------------
                                                       338,934
                                                  ------------
              ENERGY AND UTILITIES -- 10.2%
     1,000    Conergy AG+ ........................     113,275
    10,000    Evergreen Solar Inc.+ ..............      93,300
    40,000    Kanto Natural Gas Development
                Co. Ltd. .........................     312,896
     6,000    Murphy Oil Corp. ...................     299,220

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
     7,000    Petroleo Brasileiro SA, ADR ........$    500,430
     3,600    Schlumberger Ltd. ..................     303,768
     1,000    Solarworld AG ......................     149,282
     6,000    Suncor Energy Inc. .................     363,180
     4,000    Transocean Inc.+ ...................     245,240
                                                  ------------
                                                     2,380,591
                                                  ------------
              ENTERTAINMENT -- 5.6%
    14,000    Discovery Holding Co., Cl. A+ ......     202,160
     3,500    Oriental Land Co. Ltd. .............     200,097
    50,000    Publishing & Broadcasting Ltd. .....     628,384
    15,000    Time Warner Inc. ...................     271,650
                                                  ------------
                                                     1,302,291
                                                  ------------
              FINANCIAL SERVICES -- 5.9%
    30,000    Bank of Ireland ....................     472,328
     7,000    Citigroup Inc. .....................     318,640
    22,000    Nikko Cordial Corp. ................     254,457
     4,000    UBS AG .............................     342,000
                                                  ------------
                                                     1,387,425
                                                  ------------
              FOOD AND BEVERAGE -- 3.9%
     5,000    ARIAKE JAPAN Co. Ltd. ..............     114,297
     5,000    General Mills Inc. .................     241,000
     5,000    PepsiCo Inc. .......................     283,550
     2,000    Whole Foods Market Inc. ............     268,900
                                                  ------------
                                                       907,747
                                                  ------------
              HEALTH CARE -- 12.5%
     8,208    GlaxoSmithKline plc ................     208,761
     7,000    Novartis AG ........................     354,988
     6,000    Roche Holding AG ...................     833,340
     6,691    Sanofi-Aventis, ADR ................     278,011
     1,200    Straumann Holding AG ...............     321,424
     2,000    Synthes Inc. .......................     233,904
     6,000    Takeda Pharmaceutical Co. Ltd. .....     357,294
     2,000    UnitedHealth Group Inc. ............     112,400
     5,000    William Demant Holding A/S+ ........     234,328
                                                  ------------
                                                     2,934,450
                                                  ------------
              HOTELS AND GAMING -- 1.3%
    10,000    Greek Organization of Football
                Prognostics SA ...................     310,558
                                                  ------------
              METALS AND MINING -- 10.8%
    17,726    Andsberg Ltd.+ .....................      15,695
    14,726    Antofagasta plc ....................     403,110
    65,000    Gold Fields Ltd., ADR ..............     944,450
    10,000    Harmony Gold Mining Co. Ltd.+ ......     112,377
    24,000    Harmony Gold Mining Co.
                Ltd., ADR+ .......................     262,560
    17,000    Newmont Mining Corp. ...............     801,890
                                                  ------------
                                                     2,540,082
                                                  ------------
              PUBLISHING -- 0.9%
    70,000    Independent News & Media plc .......     204,435
                                                  ------------

THE GABELLI GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 3.6%
    12,000    Matsumotokiyoshi Co. Ltd. ..........$    390,063
     6,000    Seven & I Holdings Co. Ltd.+ .......     198,732
     6,000    Walgreen Co. .......................     260,700
                                                  ------------
                                                       849,495
                                                  ------------
              TELECOMMUNICATIONS -- 6.0%
     3,000    ALLTEL Corp. .......................     195,330
        53    KDDI Corp. .........................     298,802
    15,675    Sprint Nextel Corp. ................     372,752
    65,000    Telecom Italia SpA .................     211,315
     2,300    Telephone & Data Systems Inc. ......      89,700
     2,300    Telephone & Data Systems Inc.,
                Special ..........................      86,365
     4,500    Verizon Communications Inc. ........     147,105
                                                  ------------
                                                     1,401,369
                                                  ------------
              WIRELESS COMMUNICATIONS -- 2.0%
    20,000    Telefonica Moviles SA ..............     221,861
     4,500    United States Cellular Corp.+ ......     240,390
                                                  ------------
                                                       462,251
                                                  ------------
              TOTAL COMMON STOCKS ................  21,477,372
                                                  ------------
 PRINCIPAL
  AMOUNT
 ---------
              U.S. GOVERNMENT OBLIGATIONS -- 8.3%
$1,946,000    U.S. Treasury Bills,
                3.255% to 3.384%++,
                10/20/05 to 12/15/05 .............   1,938,918
                                                  ------------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $17,453,197) .................$ 23,416,290
                                                  ============
----------------
              For Federal tax purposes:
              Aggregate cost .....................$ 17,453,197
                                                  ============
              Gross unrealized appreciation ......$  6,552,582
              Gross unrealized depreciation ......    (589,489)
                                                  ------------
              Net unrealized appreciation
                (depreciation) ...................$  5,963,093
                                                  ============
----------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                         % OF
                                        MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE         VALUE
--------------------------             --------      --------
North America .......................... 40.5%    $ 9,476,822
Europe ................................. 36.0       8,420,410
Japan .................................. 12.0       2,825,617
South Africa ...........................  5.6       1,319,387
Latin America ..........................  3.2         745,670
Asia/Pacific ...........................  2.7         628,384
                                        ------    -----------
                                        100.0%    $23,416,290
                                        ======    ===========

--------------------------------------------------------------------------------

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
              COMMON STOCKS -- 99.0%
              BROADCASTING -- 0.6%
    23,566    CanWest Global Communications
                Corp.+ .......................... $    264,882
    35,434    CanWest Global Communications Corp.,
                Cl. A+ ..........................      395,337
     1,400    Claxson Interactive Group Inc.+ ...        5,572
    10,000    Cogeco Inc. .......................      234,408
     7,000    Fisher Communications Inc.+ .......      325,920
    38,000    Paxson Communications Corp.+ ......       17,100
                                                  ------------
                                                     1,243,219
                                                  ------------
              BUSINESS SERVICES -- 1.6%
    75,000    AFK Sistema, GDR (a) ..............    1,841,250
     9,000    BB Holdings Ltd. ..................       60,399
     3,600    Carlisle Group Ltd.+ ..............       10,159
    25,693    Contax Participacoes SA, ADR+ .....       15,961
     4,000    Convergys Corp.+ ..................       57,480
     9,000    Donnelley (R.H.) Corp.+ ...........      569,340
    59,500    Group 4 Securicor plc .............      158,730
    15,000    TNT NV, ADR .......................      376,350
                                                  ------------
                                                     3,089,669
                                                  ------------
              CABLE -- 9.9%
    80,000    Adelphia Communications Corp.,
                Cl. A+ ..........................        7,200
    19,065    Austar United Communications
                Ltd.+ ...........................       17,665
    80,000    Cablevision Systems Corp., Cl. A+ .    2,453,600
    30,000    Charter Communications Inc.,
                Cl. A+ ..........................       45,000
     8,000    Comcast Corp., Cl. A+ .............      235,040
    24,000    Comcast Corp., Cl. A, Special+ ....      690,720
    40,000    Insight Communications Co. Inc.,
                Cl. A+ ..........................      465,200
    60,732    Liberty Global Inc., Cl. A+ .......    1,644,623
    60,732    Liberty Global Inc., Cl. C+ .......    1,563,849
    18,000    Mediacom Communications Corp.,
                Cl. A+ ..........................      132,840
   304,765    Rogers Communications Inc.,
                Cl. B, New York .................   12,022,979
       235    Rogers Communications Inc., Cl. B,
                Toronto .........................        9,250
                                                  ------------
                                                    19,287,966
                                                  ------------
              COMMUNICATIONS EQUIPMENT -- 3.0%
    10,000    Agere Systems Inc.+ ...............      104,100
     5,000    Andrew Corp.+ .....................       55,750
       500    Avaya Inc.+ .......................        5,150
   100,000    Champion Technology Holdings Ltd. .       15,727
    25,000    Communications Systems Inc. .......      281,250
     3,200    Ericsson (L.M.) Telephone Co.,
                Cl. B, ADR ......................      117,888
    75,000    Furukawa Electric Co. Ltd.+ .......      379,889
   100,000    GN Store Nord A/S .................    1,320,610
    10,000    JDS Uniphase Corp.+ ...............       22,200
     1,000    L-3 Communications Holdings Inc. ..       79,070
   100,000    Lucent Technologies Inc.+ .........      325,000
    70,000    Motorola Inc. .....................    1,546,300

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
    28,000    Nokia Corp., ADR .................. $    473,480
    45,000    Nortel Networks Corp.+ ............      146,700
    22,000    Scientific-Atlanta Inc. ...........      825,220
       750    Siemens AG, ADR ...................       57,997
   300,000    Time Engineering Berhad+ ..........       33,829
       816    Tut Systems Inc.+ .................        2,628
                                                  ------------
                                                     5,792,788
                                                  ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.7%
     2,000    America Online Latin America Inc.,
                Cl. A+ ..........................           60
     6,000    Covad Communications Group Inc.+ ..        6,360
     3,230    EarthLink Inc.+ ...................       34,561
     1,000    Geoworks Corp.+ ...................           34
        20    Korea Thrunet Co. Ltd.,
                Cl. A+ (c) ......................            1
    18,000    Net2Phone Inc.+ ...................       31,500
    20,000    NorthPoint Communications
                Group Inc.+ .....................           10
     5,852    Telecom Italia Media SpA+ .........        3,833
     1,000    Via Net.Works Inc.+ ...............           62
    40,000    Yahoo! Inc.+ ......................    1,353,600
                                                  ------------
                                                     1,430,021
                                                  ------------
              DIVERSIFIED INDUSTRIAL -- 1.8%
    65,000    Bouygues SA .......................    3,020,912
    50,000    Hutchison Whampoa Ltd. ............      517,252
                                                  ------------
                                                     3,538,164
                                                  ------------
              ELECTRONICS -- 0.3%
    34,000    California Micro Devices Corp.+ ...      262,480
     8,000    Freescale Semiconductor Inc.,
                Cl. B+ ..........................      188,640
     2,000    TiVo Inc.+ ........................       10,980
     1,000    Vishay Intertechnology Inc.+ ......       11,950
                                                  ------------
                                                       474,050
                                                  ------------
              ENERGY AND UTILITIES -- 0.4%
     3,000    E.ON AG ...........................      275,572
    11,000    SCANA Corp. .......................      464,640
     2,500    SJW Corp. .........................      120,700
                                                  ------------
                                                       860,912
                                                  ------------
              ENTERTAINMENT -- 6.1%
    40,000    Discovery Holding Co., Cl. A+ .....      577,600
   440,000    Gemstar-TV Guide
                International Inc.+ .............    1,302,400
   390,000    Liberty Media Corp., Cl. A+ .......    3,139,500
    15,000    Metromedia International
                Group Inc.+ .....................       27,600
   195,000    Time Warner Inc. ..................    3,531,450
   100,000    Vivendi Universal SA, ADR .........    3,273,000
                                                  ------------
                                                    11,851,550
                                                  ------------
              EQUIPMENT AND SUPPLIES -- 0.2%
     1,000    Amphenol Corp., Cl. A .............       40,340
    15,000    ThyssenKrupp AG ...................      313,142
                                                  ------------
                                                       353,482
                                                  ------------

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 0.6%
       600    Media General Inc., Cl. A ......... $     34,806
    35,000    News Corp., Cl. A .................      545,650
     2,000    News Corp., Cl. B .................       33,000
    15,428    Seat Pagine Gialle SpA+ ...........        7,602
    25,000    Telegraaf Media Groep NV ..........      608,437
                                                  ------------
                                                     1,229,495
                                                  ------------
              SATELLITE -- 2.8%
     1,500    Asia Satellite Telecommunications
                Holdings Ltd., ADR ..............       28,140
     1,500    British Sky Broadcasting
                Group plc, ADR ..................       59,235
   137,000    DIRECTV Group Inc.+ ...............    2,052,260
   100,000    EchoStar Communications Corp.,
                Cl. A ...........................    2,957,000
     1,000    Lockheed Martin Corp. .............       61,040
    40,000    Loral Space & Communications
                Ltd.+ ...........................        2,800
     2,524    Orbital Sciences Corp.+ ...........       31,550
    10,000    Pegasus Communications Corp.,
                Cl. A+ ..........................       32,900
     8,000    PT Indosat Tbk, ADR ...............      200,000
                                                  ------------
                                                     5,424,925
                                                  ------------
              TELECOMMUNICATIONS: BROADBAND -- 0.3%
    15,000    ATX Communications Inc.+ ..........          171
     3,000    Choice One Communications
                Inc.+ (c) .......................            0
     6,720    Colt Telecom Group plc, ADR+ ......       27,821
    10,000    E.Spire Communications Inc.+ ......           12
    18,000    Golden Telecom Inc. ...............      568,260
    22,422    McLeodUSA Inc., Cl. A+ ............          628
     6,000    Time Warner Telecom Inc., Cl. A+ ..       46,800
                                                  ------------
                                                       643,692
                                                  ------------
              TELECOMMUNICATIONS: LONG DISTANCE -- 4.1%
    10,000    AT&T Corp. ........................      198,000
    20,000    Cable & Wireless plc ..............       50,444
   100,000    Cable & Wireless plc, ADR .........      752,000
     5,200    Embratel Participacoes SA, ADR+ ...       60,580
    80,000    General Communication Inc.,
                Cl. A+ ..........................      792,000
    37,000    IDT Corp.+ ........................      455,100
    35,000    IDT Corp., Cl. B+ .................      426,650
       600    KDDI Corp. ........................    3,382,664
     5,000    MCI Inc. ..........................      126,850
    60,000    Philippine Long Distance
                Telephone Co., ADR ..............    1,827,000
                                                  ------------
                                                     8,071,288
                                                  ------------
              TELECOMMUNICATIONS: NATIONAL -- 24.0%
    44,214    Brasil Telecom SA, Pfd. ...........          210
    42,000    BT Group plc, ADR .................    1,664,880
17,415,054    Cable & Wireless Jamaica Ltd.+ ....      362,088
    75,000    China Unicom Ltd., ADR ............      621,000
   145,000    Compania de Telecomunicaciones
                de Chile SA, ADR ................    1,573,250

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
   288,000    Deutsche Telekom AG, ADR .......... $  5,253,120
   180,000    Elisa Oyj, Cl. A ..................    3,110,871
    40,000    France Telecom SA, ADR ............    1,150,000
     5,507    Hellenic Telecommunications
                Organization SA+ ................      110,133
    36,000    Hellenic Telecommunications
                Organization SA, ADR+ ...........      362,160
    18,000    Hungarian Telephone &
                Cable Corp.+ ....................      269,640
    57,000    KPN NV, ADR .......................      513,000
    10,000    KT Corp., ADR .....................      225,000
       500    Magyar Telekom, ADR ...............       12,865
     5,000    Manitoba Telecom Services Inc. ....      208,430
     2,000    Maroc Telecom .....................       21,393
       237    Nippon Telegraph &
                Telephone Corp. .................    1,164,958
    22,000    Nippon Telegraph & Telephone
                Corp., ADR ......................      546,040
     2,000    Pakistan Telecommunications Co.
                Ltd., GDR (a) ...................      206,151
   100,000    PCCW Ltd. .........................       65,100
    68,000    Portugal Telecom SGPS SA, ADR .....      618,800
    18,360    PT Telekomunikasi Indonesia, ADR ..      382,072
    10,000    Rostelecom, ADR ...................      149,800
   928,580    Singapore Telecommunications Ltd. .    1,344,535
   105,000    Swisscom AG, ADR ..................    3,441,900
    60,000    TDC A/S, ADR ......................    1,618,800
    25,000    Telecom Corp. of New
                Zealand Ltd., ADR ...............      840,000
 2,210,000    Telecom Italia SpA ................    7,184,724
    27,000    Telecom Italia SpA, ADR ...........      880,200
    57,700    Telefonica de Argentina SA, ADR+ ..      526,801
   102,000    Telefonica SA, ADR ................    5,030,640
     6,361    Telefonica SA, BDR ................      104,106
   100,000    Telefonos de Mexico SA de CV,
                Cl. L, ADR ......................    2,127,000
    46,604    Telekom Austria AG ................      926,983
   339,000    Telekom Malaysia Berhad ...........      935,421
     3,355    Telemar Norte Leste SA ............       86,650
   666,336    TeliaSonera AB ....................    3,162,328
     2,400    Telstra Corp. Ltd., ADR ...........       37,368
     8,075    Thai Telephone & Telecom,
                GDR+ (a)(b) .....................        1,938
                                                  ------------
                                                    46,840,355
                                                  ------------
              TELECOMMUNICATIONS: REGIONAL -- 18.4%
    78,000    Aliant Inc. .......................    1,922,994
    13,300    Atlantic Tele-Network Inc. ........      441,560
   148,000    BCE Inc. ..........................    4,061,120
    65,000    BellSouth Corp. ...................    1,709,500
    12,000    Brasil Telecom Participacoes
                SA, ADR .........................      510,360
       952    Brasil Telecom SA .................            9
    45,000    CenturyTel Inc. ...................    1,574,100
   265,000    Cincinnati Bell Inc.+ .............    1,168,650
   120,000    Citizens Communications Co. .......    1,626,000
    49,000    Commonwealth Telephone
                Enterprises Inc. ................    1,847,300
    50,060    D&E Communications Inc. ...........      454,044
   170,000    First Pacific Co. Ltd. ............       58,622

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS: REGIONAL (CONTINUED)
    20,000    First Pacific Co. Ltd., ADR ....... $     34,482
   460,000    Qwest Communications
                International Inc.+ .............    1,886,000
    85,000    SBC Communications Inc. ...........    2,037,450
    11,000    Shenandoah Telecommunications Co. .      453,090
    25,693    Tele Norte Leste Participacoes
                SA, ADR .........................      424,705
   215,000    Telecom Argentina SA, Cl. B, ADR+ .    2,775,650
    70,000    Telephone & Data Systems Inc. .....    2,730,000
    69,000    Telephone & Data Systems Inc.,
                Special .........................    2,590,950
    13,421    TELUS Corp. .......................      560,045
    36,579    TELUS Corp., ADR ..................    1,528,905
    60,000    TELUS Corp., Non-Voting ...........    2,443,871
 1,000,000    True Corp. plc+ ...................      216,226
    88,000    Verizon Communications Inc. .......    2,876,720
                                                  ------------
                                                    35,932,353
                                                  ------------
              WIRELESS COMMUNICATIONS -- 24.2%
    38,000    ABC Communications Holdings Ltd. ..        3,135
    42,500    ALLTEL Corp. ......................    2,767,175
   247,000    America Movil SA de CV,
                Cl. L, ADR ......................    6,501,040
         5    Celular CRT Participacoes
                SA, Pfd. ........................          117
    35,000    Centennial Communications Corp.+ ..      524,300
    80,000    China Mobile (Hong Kong) Ltd.,
                ADR .............................    1,971,200
    70,000    CP Pokphand Co. Ltd., ADR+ ........      137,606
    40,000    Dobson Communications Corp.,
                Cl. A+ ..........................      307,200
    10,000    Easycall International Ltd.+ ......          541
   240,000    Europolitan Vodafone AB+ (c) ......    1,454,705
     3,500    Grupo Iusacell SA de CV, ADR+ .....       43,739
    26,000    Himachal Futuristic
                Communications Ltd.+ (a)(c) .....       59,410
       666    Hutchison Telecommunications
                International Ltd.+ .............          966
     2,000    Millicom International
                Cellular SA+ ....................       36,840
       800    Mobile TeleSystems, ADR ...........       32,544
    65,000    Nextel Partners Inc., Cl. A+ ......    1,631,500
     1,500    NTT DoCoMo Inc. ...................    2,669,133
 1,550,000    O2 plc ............................    4,312,692
    93,000    Price Communications Corp.+ .......    1,529,850
    42,000    Rural Cellular Corp., Cl. A+ ......      510,720
    90,000    SK Telecom Co. Ltd., ADR ..........    1,965,600
   463,000    Sprint Nextel Corp. ...............   11,010,140
     6,000    SunCom Wireless Holdings Inc.,
                Cl. A+ ..........................       20,640
     3,413    Tele Centro Oeste Celular
                Participacoes SA, ADR ...........       30,922
       264    Tele Leste Celular Participacoes
                SA, ADR+ ........................        1,753
       460    Tele Norte Celular Participacoes
                SA, ADR+ ........................        3,473
     3,918    Tele Sudeste Celular Participacoes
                SA, Pfd. ........................       30,392
     1,150    Telemig Celular Participacoes
                SA, ADR .........................       38,870

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
     3,020    Telesp Celular Participacoes
                SA+ ............................. $     10,549
    12,425    Telesp Celular Participacoes
                SA, ADR .........................       48,582
       107    Telesp Celular Participacoes
                SA, Pfd.+ .......................          426
     4,430    Tim Participacoes SA, ADR .........       82,309
    20,000    Total Access Communication plc+ ...       64,400
   110,000    United States Cellular Corp.+ .....    5,876,200
    59,000    Vimpel-Communications, ADR+ .......    2,621,960
    35,000    Vodafone Group plc, ADR ...........      908,950
                                                  ------------
                                                    47,209,579
                                                  ------------
              TOTAL COMMON STOCKS ...............  193,273,508
                                                  ------------
              PREFERRED STOCKS -- 0.2%
              TELECOMMUNICATIONS -- 0.2%
     9,000    Philippine Long Distance
                Telephone Co.,
                $3.50 Cv. Pfd., Ser. III ........      472,500
                                                  ------------
              RIGHTS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
   315,789    True Corp. plc Rights+(c) .........            0
                                                  ------------
              WARRANTS -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
    19,375    Champion Technology Holdings Ltd.,
                expire 02/16/06+ ................          200
     1,473    Lucent Technologies Inc.,
                expire 12/10/07+ ................        1,399
                                                  ------------
              TOTAL WARRANTS ....................        1,599
                                                  ------------
 PRINCIPAL
   AMOUNT
 ---------
              U.S. GOVERNMENT OBLIGATIONS -- 0.8%
$1,497,000    U.S. Treasury Bills,
                3.018% to 3.440%++,
                10/20/05 to 12/15/05 ............    1,489,608
                                                  ------------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $136,678,472) ............... $195,237,215
                                                  ============
----------------
              For Federal tax purposes:
              Aggregate cost .................... $136,678,472
                                                  ============
              Gross unrealized appreciation ..... $ 69,076,978
              Gross unrealized depreciation .....  (10,518,235)
                                                  ------------
              Net unrealized appreciation
                 (depreciation) ................. $ 58,558,743
                                                  ============
----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the market value of Rule 144A securities amounted to $2,108,749 or 1.08% of total investments. Except as noted in (b), these securities are liquid.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 (b) At September 30, 2005, the Fund held investments in restricted and illiquid securities amounting to $1,938 or 0.00% of net assets, which were valued under methods approved by the Board, as follows:
                                                                     09/30/05
                                                                     CARRYING
ACQUISITION                               ACQUISITION  ACQUISITION    VALUE
  SHARES     ISSUER                          DATE        COST        PER UNIT
  ------     ------                       -----------  -----------   --------
   8,075     Thai Telephone &
                Telecom, GDR                03/31/94    $100,542      $0.2400

 (c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2005, the market value of fair valued securities amounted to $1,514,116 or 0.78% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 BDR Brazilian Depository Receipt
 GDR Global Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                        MARKET        MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE         VALUE
--------------------------             --------      --------
North America .........................  52.0%     $101,591,732
Europe ................................  29.7        57,964,279
Latin America .........................   7.9        15,409,734
Asia/Pacific ..........................   6.2        12,128,786
Japan .................................   4.2         8,142,684
                                        ------     ------------
                                        100.0%     $195,237,215
                                        ======     ============

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Global Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     November 28, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.